BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	Jan. 05, 2024	Sep. 29, 2022	Feb. 14, 2022	Jun. 30, 2026	Dec. 31, 2025	Apr. 30, 2025
Ordinary shares, shares authorized	200,000,000		100,000,000	200,000,000	200,000,000
Ordinary shares, par value	$ 0.0005		$ 0.001	$ 0.0005	$ 0.0005
Authorized share capital	$ 100,000
Description of forward stock split	1:2 forward stock split
Acquisition Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Number of shares acquired			49
Percentage of voting equity interest acquired			4.90%
Number of shares owned			49
Acquisition Agreement [Member] | Celestial Horizon Holdings Limited [Member] | Soon Aik Global Pte Ltd [Member]
Business combination, consideration			$ 800,000
Acquisition Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Number of shares owned			951
Sale and Purchase Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Number of shares issued		1
Number of share transferred		951
Reorganization Agreement [Member]
Description of forward stock split	Soon Aik surrendered in aggregate 9,272,250 ordinary shares to the Company. Celestial surrendered in aggregate 477,750 ordinary shares to the Company. Unless otherwise indicated, all references to Ordinary Shares, share data, per share data, and related information have been retroactively adjusted, where applicable, in this prospectus to reflect the 1:2 forward stock split of our Ordinary Shares on January 5, 2024 and the shares surrendered by our existing shareholders on January 5, 2024 and January 18, 2024 as if they had occurred at the beginning of the earlier period presented.
Reorganization Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Percentage of shareholding interest	95.10%
Number of shares owned	8,559,000					6,295,624
Reorganization Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Percentage of shareholding interest	4.90%
Number of shares owned	441,000
Reorganization Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Percentage of shareholding interest		95.10%
Reorganization Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Percentage of shareholding interest		4.90%
Reorganization Agreement [Member] | Soon Aik Global Pte Ltd [Member]
Number of shares issued		8,915,624
Reorganization Agreement [Member] | Celestial Horizon Holdings Limited [Member]
Number of shares issued		459,375
Number of share transferred		49